Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's VaR by type of Risks (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interest Rate Risk [line items]
Interest rate risk	$ 29,487	$ 12,656
Currency exchange rate risk	23,116	10,687
Price risk	$ 15,167	$ 12,362